ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Details Textual) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended		12 Months Ended
	Nov. 15, 2012 First Disposal Group [Member] USD ($)	Nov. 15, 2012 First Disposal Group [Member] CNY	Nov. 20, 2013 Second Disposal Group [Member] CNY	Sep. 23, 2013 Second Disposal Group [Member] USD ($)	Dec. 31, 2013 Honghui Li [Member]	Dec. 31, 2013 Shenzhen Comtech [Member]	Dec. 31, 2013 Shenzhen Comtech [Member] Huimo Chen [Member]	Dec. 31, 2013 Shenzhen Comtech [Member] Honghui Li [Member]	Dec. 31, 2013 Shanghai E T [Member] Huimo Chen [Member]	Dec. 31, 2013 Shanghai E T [Member] Honghui Li [Member]	Dec. 31, 2013 Shanghai E T [Member] Shanghai Comtech Electronic Technology [Member]	Dec. 31, 2013 Shanghai E T To Shanghai Comtech [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage							1.00%	99.00%	95.00%	5.00%
Percentage Of Variable Interest Entity Ownership Interest Transferred					5.00%	76.00%					81.00%	19.00%
Payments to Acquire Interest in Subsidiaries and Affiliates, Total				$ 80,000
Disposal Group Including Discontinued Operation Cash Consideration Received	$ 78,000	486,502	487,543